Organization and Business Description	12 Months Ended
Jun. 30, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Business

ICZOOM Group Inc. (“ICZOOM” or the “Company”), through its wholly-owned subsidiaries, is engaged in sales of electronic components to customers in the People’s Republic of China (“PRC”). Major electronic components purchased from suppliers and then sold to customers through the Company’s online platform include: integrated circuit, discrete, passive components, optoelectronics, electromechanical, Maintenance, Repair and Operations (“MRO”), design tools, etc. These electronic components are primarily used by customers in the consumer electronic industry, automotive electronics, industry control segment with primary target customers being China-based small and medium-sized enterprises. In addition, the Company also provides customs clearance, temporary warehousing, logistic and shipping services to customers to earn service commission fees.

Organization

ICZOOM, formerly known as Horizon Business Intelligence Co., Limited, was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on June 18, 2015 and changed to its current name on May 3, 2018.

ICZOOM owns 100% of the equity interests of the following four subsidiaries incorporated in accordance with the laws and regulations in Hong Kong: (1) Iczoom Electronics Limited (“ICZOOM HK”) was incorporated on May 22, 2012; (2) Ehub Electronics Limited (“Ehub”) was incorporated on September 13, 2012; (3) Hjet Industrial Corporation Limited (“Hjet HK”) was incorporated on August 6, 2013 and (4) Components Zone International Limited (‘Components Zone HK”) was incorporated on May 19, 2020. ICZOOM HK, Ehub and Hjet HK are primarily engaged in purchases and distribution of electronic components from overseas suppliers, and Components Zone HK is a holding company with no activities.

On September 17, 2020, Components Zone (Shenzhen) Development Limited (“ICZOOM WFOE”) was incorporated pursuant to PRC laws as a wholly foreign owned enterprise of Components Zone HK.

ICZOOM, Components Zone HK and ICZOOM WFOE are currently not engaging in any active business operations and merely acting as holding companies.

Prior to the reorganization described below, the chairman of the Board of Directors, Mr. Lei Xia, who is also the Chief Executive Officer (“CEO”) of the Company, and the Chief Operating Officer (“COO”) of the Company, Ms. Duanrong Liu, were the controlling shareholders of the following entities: (1) Hjet Shuntong (Shenzhen) Co., Ltd. (“Hjet Shuntong”), formed in Shenzhen City, China on November 8, 2013; (2) Shenzhen Hjet Supply Chain Co., Ltd. (“Hjet Supply Chain”), formed in Shenzhen City, China on July 3, 2006; (3) Shanghai Heng Nuo Chen International Freight Forwarding Co., Ltd. (“Heng Nuo Chen”), formed in Shanghai City, China on March 25, 2015; (4) Shenzhen Iczoom Electronics Co., Ltd. (“ICZOOM Shenzhen”), formed in Shenzhen City, China on July 20, 2015; (5) Shenzhen Hjet Yun Tong Logistics Co., Ltd. (“Hjet Logtistics”), formed in Shenzhen City, China on May 31, 2013 and (6) Shenzhen Pai Ming Electronics Co., Ltd. (“Pai Ming Shenzhen”), formed in Shenzhen City, China on May 9, 2012. Hjet Shuntong is currently not engaging in any active business operations and merely acting as a holding company. ICZOOM Shenzhen operates the Company’s e-commerce platform to facilitate the sales of electronic components. Hjet Supply Chain handles order fulfilment for e-commerce customers. Heng Nuo Chen and Hjet Logistics are engaged in logistic, shipping and delivery of products to customers. In order to comply with the PRC laws and regulations, Pai Ming Shenzhen holds Internet Content Provider (“ICP”) license to operate the e-commerce platform.

Hjet Shuntong, ICZOOM Shenzhen, Hjet Supply Chain, Heng Nuo Chen and Hjet Logistics are collectively called “ICZOOM Operating Entities”.

Reorganization

A reorganization of the Company’s legal structure (“Reorganization”) was completed on December 14, 2020. The reorganization involved the incorporation of ICZOOM WFOE, the transfer of the 100% equity interest of ICZOOM operating entities to ICZOOM WFOE, and entering into certain contractual arrangements between ICZOOM WFOE and the shareholders of Pai Ming Shenzhen. Consequently, ICZOOM became the ultimate holding company of all the entities mentioned above.

On December 14, 2020, ICZOOM WFOE entered into a series of contractual arrangements with the shareholder of Pai Ming Shenzhen. These agreements include Exclusive Purchase Agreement, Exclusive Business Cooperation Agreement, Share Pledge Agreement, Power of Attorney and Spousal Consent Letter (collectively the “VIE Agreements”). Pursuant to the VIE Agreements, ICZOOM WFOE has the exclusive right to provide Pai Ming Shenzhen with consulting services related to business operations including technical and management consulting services. As a result of our direct ownership in ICZOOM WFOE and the VIE Agreements, Pai Ming Shenzhen was treated as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation, which allowed ICZOOM to consolidate Pai Ming Shenzhen’ operations and financial results in ICZOOM’s consolidated financial statements in accordance with U.S. GAAP. ICZOOM was treated as the primary beneficiary for accounting purposes under U.S. GAAP.

The Company, together with its wholly owned subsidiaries and its VIE, was effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization was considered as a recapitalization of entities under common control. The consolidation of the Company, its subsidiaries, and the VIE has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The consolidated financial statements of the Company include the following entities:

Name of Entity	Date of Formation	Place of Incorporation	% of Ownership	Principal Activities
ICZOOM	June 18, 2015	Cayman Islands	Parent, 100%	Investment holding
ICZOOM HK	May 22, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Ehub	September 13, 2012	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Hjet HK	August 6, 2013	Hong Kong	100%	Purchase of electronic components from overseas suppliers
Components Zone HK	May 19, 2020	Hong Kong	100%	Investment holding
ICZOOM WFOE	September 17, 2020	PRC	100%	WFOE, Consultancy
Hjet Shuntong	November 8, 2013	PRC	100%	Investment holding
Hjet Supply Chain	July 3, 2006	PRC	100%	Order fulfilment
ICZOOM Shenzhen	July 20, 2015	PRC	100%	Sales of electronic components through B2B e-commerce platform
Hjet Logistics	May 31, 2013	PRC	100%	Logistics and product shipping
Heng Nuo Chen	May 25, 2015	PRC	100%	Logistics and product shipping. Deregistered in August 2021
Pai Ming Shenzhen	May 9, 2012	PRC	0%, Former VIE	Holds an EDI license and an ICP License. The VIE agreements has been terminated in December 2021

In order to streamline the Company’s business structure, on August 23, 2021, one of the Company’s subsidiaries, Heng Nuo Chen, completed the deregistration with China’s State Administration of Industry and Commerce. The deregistration of Heng Nuo Chen has no material impact on the Company’s business because Heng Nuo Chen had limited business activities and operation since its inception. Total assets and total liabilities of Heng Nuo Chen as of June 30, 2021 amounted to approximately $5,879 and $325,497, accounted for 0.01% and 0.41% of the Company’s consolidated total assets and liabilities, respectively. Heng Nuo Chen did not generated any revenue since its inception and the accumulated deficit of Heng Nuo Chen as of June 30, 2021 was $305,780, accounted for 3.27% of the Company’s consolidated accumulated deficit. Due to such immateriality, no discontinued operation was reported.

The VIE Agreements

A VIE is an entity which has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

Prior to December 10, 2021, in order to comply with the PRC laws and regulations, the Company held its ICP license to operate the e-commerce platform, through Pai Ming Shenzhen. Pursuant to the VIE Agreements, neither the Company nor its subsidiaries owned any equity interest in Pai Ming Shenzhen. Instead, the Company controlled and received the economic benefits of the operation results of Pai Ming Shenzhen through the VIE Agreements. Under U.S. GAAP, for accounting purposes, the Company was deemed to have a controlling financial interest in, and be the primary beneficiary of Pai Ming Shenzhen, because pursuant to the VIE Agreements, the operations of Pai Ming Shenzhen were solely for the benefit of ICZOOM WFOE and ultimately, the Company. The Company consolidated the operation and financial results of Pai Ming Shenzhen as primary beneficiary through VIE Agreements in lieu of direct equity ownership by the Company. The Company terminated the VIE Agreements with Pai Ming Shenzhen on December 10, 2021 (see “Termination of the VIE Agreements” below for details).

Termination of the VIE Agreements

Due to PRC legal restrictions on direct foreign investment in internet-based businesses, such as provision of internet information services platform and other value-added telecommunication services, the Company originally carried out its business through a series of VIE Agreements with Pai Ming Shenzhen. On December 10, 2021 (the “VIE termination date”), the Company terminated the VIE Agreements under the VIE structure. There were no penalties or non-compete agreements derived from the termination of the VIE Agreements. After the termination of the VIE Agreement, the Company will no longer consolidate the operation and financial results of Pai Ming Shenzhen going forward. The Company’s Hong Kong subsidiary, ICZOOM HK, now operates a new B2B online platform, which does not require an ICP license under the PRC law. After the termination of the VIE Agreements under the VIE structure, in consideration that it may take some time for customers to take actions to complete the transfer and adapt to new platform, ICZOOM WFOE entered into a business cooperation agreement with Pai Ming Shenzhen on January 18, 2022 to assist such transition over a one-year period, pursuant to which Pai Ming Shenzhen has agreed to provide ICZOOM WFOE with network services including but not limited to business consultation, website information push, matching services of supply and demand information, online advertising, software customization, data analysis, website operation and other in-depth vertical services through online and offline data push, etc., and ICZOOM WFOE has agreed to pay Pai Ming Shenzhen with a base monthly fixed fee of RMB100,000 and additional service fee based on the service performance of Pai Ming Shenzhen. After termination of the VIE Agreement, Pai Ming Shenzhen was treated as a related party to the Company because the COO’s brother was one of the shareholders of Pai Ming Shenzhen. On April 19, 2022, the COO’s brother transferred all of his ownership interest in Pai Ming Shenzhen to an unrelated individual, and Pai Ming Shenzhen was no longer treated as a related party to the Company after April 19, 2022. Therefore, the consulting service fees paid to Pai Ming Shenzhen during the period from January 18, 2022 to April 19, 2022 were accounted for as related party transactions (see Note 14).

The termination of the VIE Agreements did not discontinue the Company’s existing business, which is to sell electronic component products and provide related services to customers. Historically, the Company’s business was substantially conducted through its wholly owned subsidiaries established in China and Hong Kong. Prior to the termination of the VIE Agreements, operating revenue generated through Pai Ming Shenzhen amounted to $72,425 from July 1, 2021 to December 10, 2021, accounted for only 0.03% of the Company’s consolidated total revenue for the years ended June 30, 2022. Total assets and total liabilities of Pai Ming Shenzhen amounted to approximately $219,897 and $427,395 as of December 10, 2021, accounted for only 0.60% and 0.89% of the Company’s consolidated total assets and liabilities as of June 30, 2022, respectively. The Company recorded a loss of $205,249 from the termination of the VIE Agreements for the year ended June 30, 2022. Therefore, the Company’s management believes that the termination of the VIE Agreements does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The termination is not accounted as discontinued operations in accordance with ASC 205-20.

The following presents the unaudited balance sheet information of Pai Ming Shenzhen as of December 10, 2021 and June 30, 2021, and the unaudited result of operations and cash flows of Pai Ming Shenzhen for the period from July 1, 2021 to December 10, 2021 as compared to the year ended June 30, 2021, after elimination of intercompany transactions and balances.

	December 10, 2021 (the VIE termination date)	June 30, 2021
ASSETS
CURRENT ASSETS
Cash	$41,912	$2,891
Accounts receivable	173,550	—
Prepaid expenses and other current assets	2,024	7,061
TOTAL CURRENT ASSETS	217,486	9,952
Other noncurrent assets	2,411	1,452
TOTAL ASSETS	$219,897	$11,404

LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$427,395	$566,158
TOTAL CURRENT LIABILITIES	427,395	566,158
TOTAL LIABILITIES	$427,395	$566,158

	From July 1, 2021 to December 10, 2021 (the VIE termination date)	For the years ended June 30, 2021
	(Unaudited)
REVENUE, net	$72,425	$36,273
COST OF REVENUE	1,122	32,229
GROSS PROFIT	71,303	4,044

OPERATING EXPENSES
Selling expenses	14,265	37,809
General and administrative expenses	75,751	182,628
Total operating expenses	90,016	220,437
LOSS FROM OPERATIONS	(18,713)	(216,393)

OTHER INCOME
Other income, net	92	243
Total other income, net	92	243
LOSS BEFORE INCOME TAX PROVISION	(18,621)	(216,150)
PROVISION FOR INCOME TAXES	—	—
NET LOSS	$(18,621)	$(216,150)

	From July 1, 2021 to December 10, 2021 (the VIE termination date)	For the years ended June 30, 2021
Cash flows from operating activities:
Net loss	$(18,621)	$(216,150)
Changes in operating assets and liabilities:
Accounts receivable	—	—
Advances to suppliers	—	—
Prepaid expenses and other current assets	4,095	(2,847)
Other noncurrent assets	—	(1,421)
Accrued expenses and other current liabilities	53,198	216,478
Net cash provided by (used in) operating activities	38,672	(3,940)
Effect of exchange rate fluctuation on cash	349	515
Net increase (decrease) in cash	39,021	(3,425)
Cash at beginning of the period	2,891	6,316
Cash at end of the period	$41,912	$2,891